Trading Property (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Trading Proprerty [Abstract]
Balance as of January, 1		₪ 1,310,549		₪ 1,467,760
Construction costs	[1]	7,895		108,511
Disposal during the year	[2]	(736,484)		(158,786)
Write-down to net realizable value (see b below )		(92,398)		(196,333)
Firstly consolidated entity (see note 4d2)				154,598
Foreign currency translation adjustments		3,057		(65,201)
Balance as of December, 31		₪ 492,619	$ 142,088	₪ 1,310,549

[1]	2017 and 2016 - mainly due to construction activities in Serbia.
[2]	As for disposition of trading properties in 2017 see c2-c10 below.